SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Governmental authorities	$ 3,186	$ 3,604
Prepaid expenses	6,227	6,404
Deferred charges	8,320	4,090
Advance payments to suppliers	3,716	2,418
Other	2,850	2,767
Total other current assets	$ 24,299	$ 19,283